GuidePath Growth Allocation Fund
Schedule of Investments
June 30, 2024 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 73.8%
AMCAP Fund - Class F-3	1,150,521	$49,219,285
American Funds - New Economy Fund - Class F-3	525,372	33,171,976
American Funds - New Perspective Fund - Class F-3	780,553	48,706,476
American Funds - Smallcap World Fund, Inc. - Class F-3	698,338	47,570,756
American Funds - The Growth Fund of America - Class F-3	1,117,666	82,561,975
American Funds - The Investment Company of America - Class F3	577,529	32,999,987
American Funds Fundamental Investors - Class F-3	395,999	32,111,528
Invesco QQQ Trust Series 1	21,146	10,131,260
iShares Core S&P Small-Cap ETF	780,357	83,232,877
Schwab U.S. Large-Cap ETF (a)	2,406,081	154,590,704
Schwab U.S. Large-Cap Growth ETF (a)	840,946	84,800,995
SPDR S&P 600 Small Cap Growth ETF	191,451	16,437,983
Vanguard Russell 1000 Growth ETF (a)	543,200	50,957,592
Vanguard Russell 2000 Growth (a)	124,717	23,827,183
Vanguard S&P 500 ETF	413,282	206,694,727
Vanguard Value ETF	63,787	10,232,073
		967,247,377

Emerging Market Equity Funds - 5.9%
iShares Core MSCI Emerging Markets ETF	1,438,607	77,008,632

International Equity Funds - 17.0%
iShares Core MSCI Europe ETF	64,032	3,646,622
iShares MSCI ACWI ETF	473,640	53,237,136
JPMorgan BetaBuilders Canada ETF (a)	318,973	20,723,676
Vanguard FTSE All World ex-US Small-Cap ETF (a)	200,856	23,598,572
Vanguard FTSE Developed Markets ETF (a)	2,469,765	122,055,786
		223,261,792

Real Estate Funds - 2.3%
Vanguard Global ex-U.S. Real Estate ETF	254,469	10,323,807
Vanguard Real Estate ETF (a)	231,644	19,402,502
		29,726,309
TOTAL INVESTMENT COMPANIES (Cost $856,488,958)		1,297,244,110

SHORT-TERM INVESTMENTS - 10.1%
Investments Purchased with Proceeds from Securities Lending - 9.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (b)	119,693,237	119,693,237

Money Market Funds - 1.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	13,258,924	13,258,924
TOTAL SHORT-TERM INVESTMENTS (Cost $132,952,161)		132,952,161

TOTAL INVESTMENTS - 109.1% (Cost $989,441,119)		1,430,196,271
Liabilities in Excess of Other Assets - (9.1)%		(118,822,348)
TOTAL NET ASSETS - 100.0%		$1,311,373,923

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $116,675,775 which represented 8.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.